Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Risk Management and Strategy
We have implemented and maintained various information security processes designed to identify, assess and manage material risks from cybersecurity threats to our critical computer networks, third party hosted services, communications systems, hardware and software, and our critical data, including intellectual property, and confidential information that is proprietary, strategic or competitive in nature (“Information Systems and Data”).
Our IT department helps identify, assess and manage our cybersecurity threats and risks. Our IT department identifies and assesses risks from cybersecurity threats by monitoring and evaluating our threat environment using various methods including, for example, manual tools, automated tools, analyzing reports of threats and actors, conducting scans of the threat environment, evaluating our and our industry’s risk profile, evaluating threats reported to us, conducting threat assessments for internal and external threats, engaging third party threat assessments, etc.
Depending on the environment, we implement and maintain various technical, physical, and organizational measures, processes, standards and policies designed to manage and mitigate material risks from cybersecurity threats to our Information Systems and Data, including, for example, cybersecurity incident response policy, incident detection and response, vulnerability management policy, disaster recovery/business continuity plans, security standards, encryption of data, network security controls, data segregation, access controls, physical security, asset management, tracking and disposal, systems monitoring and employee training.
Our assessment and management of material risks from cybersecurity threats are integrated into our overall risk management processes. For example, (i) our IT department works with our management to prioritize our risk management processes and mitigate cybersecurity threats that are more likely to lead to a material impact to our business, and (ii) our senior management evaluates material risks from cybersecurity threats against our overall business objectives and reports to the audit committee of the board of directors, which evaluates our overall enterprise risk.
We use third-party service providers to assist us from time to time to identify, assess, and manage material risks from cybersecurity threats, including, for example, professional services firms including legal counsel, cybersecurity software providers and managed cybersecurity service providers. We have a vendor management program to manage cybersecurity risks associated with our use of these providers. The program includes review of security assessment and imposition of information contractual obligations on the vendor. Depending on the nature of the services provided, the sensitivity of the Information Systems and Data at issue, and the identity of the provider, our vendor management process may involve different levels of assessment designed to help identify cybersecurity risks associated with a provider and impose contractual obligations related to cybersecurity on the provider.
For a description of the risks from cybersecurity threats that may materially affect our company and how they may do so, see our risk factors under “Part I. Item 3D. Risk Factors in this Annual Report” on Form
20-F,
including the risk factors headed “Any significant cybersecurity incident or disruption to our operating systems, command-and-control
centers, or information systems and infrastructure could subject us to significant reputational, financial, legal and operational consequences,” and “Failure to safeguard personal information could subject us to penalties, damage our reputation and brand, and harm our business and results of operations.”

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]
Our assessment and management of material risks from cybersecurity threats are integrated into our overall risk management processes. For example, (i) our IT department works with our management to prioritize our risk management processes and mitigate cybersecurity threats that are more likely to lead to a material impact to our business, and (ii) our senior management evaluates material risks from cybersecurity threats against our overall business objectives and reports to the audit committee of the board of directors, which evaluates our overall enterprise risk.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]
For a description of the risks from cybersecurity threats that may materially affect our company and how they may do so, see our risk factors under “Part I. Item 3D. Risk Factors in this Annual Report” on Form
20-F,
including the risk factors headed “Any significant cybersecurity incident or disruption to our operating systems, command-and-control
centers, or information systems and infrastructure could subject us to significant reputational, financial, legal and operational consequences,” and “Failure to safeguard personal information could subject us to penalties, damage our reputation and brand, and harm our business and results of operations.”

Cybersecurity Risk Board of Directors Oversight [Text Block]
Our board of directors addresses our company’s cybersecurity risk management as part of its general oversight function. The audit committee of the board of directors is responsible for overseeing our cybersecurity risk management processes, including oversight and mitigation of risks from cybersecurity threats.

Our cybersecurity risk assessment and management processes are implemented and maintained by certain of our management, including our chief executive officer, our chief financial officer, our vice president of software department and our senior network engineer. With the experience of setting up servers and firewalls, our senior network engineer is responsible for hiring appropriate personnel, helping to integrate cybersecurity risk considerations into our overall risk management strategy, communicating key priorities to relevant personnel, and overseeing the operation of our cybersecurity risks and cloud services. With the experience of software programming, our vice president of software department is mainly responsible for supervising our IT and software departments, including helping prepare for cybersecurity incidents, approving cybersecurity processes, and reviewing security assessments and other security-related reports. Our vice president of software department reports to our chief executive officer and our chief executive officer is responsible for approving budgets.
Our cybersecurity incident response and vulnerability management policies are designed to escalate certain cybersecurity incidents to cybersecurity incident management team (the “CSI management team”) depending on the circumstances, including our chief operating officers, chief financial officer and in-house
general counsel. The CSI management team works with our company’s senior management team to help our company mitigate and remediate cybersecurity incidents of which they are notified. In addition, our company’s cybersecurity incident response and vulnerability management policies include reporting to the audit committee of the board of directors for certain cybersecurity incidents. The audit committee receives periodic reports from our CSI management team concerning our company’s significant cybersecurity threats and risk and the processes our company has implemented to address them. The audit committee also has access to various reports, summaries or presentations related to cybersecurity threats, risk and mitigation.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our cybersecurity risk assessment and management processes are implemented and maintained by certain of our management, including our chief executive officer, our chief financial officer, our vice president of software department and our senior network engineer.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our vice president of software department reports to our chief executive officer and our chief executive officer is responsible for approving budgets.
Cybersecurity Risk Role of Management [Text Block]	The CSI management team works with our company’s senior management team to help our company mitigate and remediate cybersecurity incidents of which they are notified. In addition, our company’s cybersecurity incident response and vulnerability management policies include reporting to the audit committee of the board of directors for certain cybersecurity incidents. The audit committee receives periodic reports from our CSI management team concerning our company’s significant cybersecurity threats and risk and the processes our company has implemented to address them. The audit committee also has access to various reports, summaries or presentations related to cybersecurity threats, risk and mitigation.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our cybersecurity incident response and vulnerability management policies are designed to escalate certain cybersecurity incidents to cybersecurity incident management team (the “CSI management team”) depending on the circumstances, including our chief operating officers, chief financial officer and in-house
general counsel.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	With the experience of setting up servers and firewalls, our senior network engineer is responsible for hiring appropriate personnel, helping to integrate cybersecurity risk considerations into our overall risk management strategy, communicating key priorities to relevant personnel, and overseeing the operation of our cybersecurity risks and cloud services. With the experience of software programming, our vice president of software department is mainly responsible for supervising our IT and software departments, including helping prepare for cybersecurity incidents, approving cybersecurity processes, and reviewing security assessments and other security-related reports.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true